Liability for Unauthorized Preferred Stock Issued - Liability for Unconverted Preferred Stock (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Liability for unauthorized preferred stock	$ 9,283	$ 9,283